Administrative Expenses - Summary of Expenses by Nature and Function (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	$ 45,203,534	$ 46,960,750	$ 50,142,274
Fees and Remunerations for Services [member]
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	2,956,799	4,526,498	6,352,108
Directors and syndics fees [member]
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	391,080	713,371	335,701
Advertising and Marketing [Member]
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	2,310,136	2,418,915	4,467,170
Taxes [member]
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	11,610,410	10,946,230	10,472,143
Maintenance and Repairs of Assets and Systems [member]
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	8,117,717	7,183,943	5,825,779
Electricity and communications [member]
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	2,876,293	3,448,805	3,749,480
Representation and Travel Expenses [member]
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	67,543	88,100	259,985
Stationery and office supplies [member]
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	404,460	633,019	775,809
Rentals [member]
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	484,973	466,180	204,969
Administrative Services under Contract [member]
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	7,560,743	7,194,363	6,673,647
Security [member]
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	1,158,881	1,754,416	2,011,152
Insurance [member]
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	479,377	372,474	271,604
Armored Transportation Services [member]
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	2,839,044	2,353,311	4,230,945
Others [member]
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	$ 3,946,078	$ 4,861,125	$ 4,511,782